Cat Financial Financing Activities (Details) (Wholesale Receivables, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contractual maturities of wholesale inventory receivables
2014	$ 1,019
2015	432
2016	285
2017	88
2018	35
Thereafter	3
Total Amounts Due	1,862
Guaranteed residual value	90
Unguaranteed residual value	35
Less: Unearned Income	(42)
Total	1,945	2,152	1,990
Wholesale Installment Contracts
Contractual maturities of wholesale inventory receivables
2014	258
2015	106
2016	77
2017	39
2018	17
Thereafter	3
Total Amounts Due	500
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(8)
Total	492
Wholesale Finance Leases
Contractual maturities of wholesale inventory receivables
2014	125
2015	95
2016	58
2017	31
2018	13
Thereafter	0
Total Amounts Due	322
Guaranteed residual value	90
Unguaranteed residual value	35
Less: Unearned Income	(31)
Total	416
Wholesale Notes
Contractual maturities of wholesale inventory receivables
2014	636
2015	231
2016	150
2017	18
2018	5
Thereafter	0
Total Amounts Due	1,040
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(3)
Total	$ 1,037